UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Central Fund

February 28, 2011

1.814095.106

TCC-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 18.7%
	Yield (a)	Principal Amount	Value
Federal Home Loan Bank - 14.7%
3/30/11 to 2/17/12	0.18 to 0.60% (c)	$ 4,848,480,000	$ 4,847,956,743
Freddie Mac - 4.0%
7/12/11 to 11/2/12	0.20 to 0.35 (c)	1,335,000,000	1,335,093,636
TOTAL FEDERAL AGENCIES			6,183,050,379
U.S. Treasury Obligations - 10.9%

U.S. Treasury Bills - 7.8%
3/24/11 to 12/15/11	0.20 to 0.30	2,596,170,000	2,593,347,744
U.S. Treasury Notes - 3.1%
3/31/11 to 11/30/11	0.17 to 0.43	1,025,000,000	1,028,949,602
TOTAL U.S. TREASURY OBLIGATIONS			3,622,297,346
Time Deposits - 7.3%

Citibank NA
3/1/11	0.17	250,000,000	250,000,000
KBC Bank NV
3/1/11	0.17	1,650,000,000	1,650,000,000
Natixis SA
3/1/11	0.24	500,000,000	500,000,000
TOTAL TIME DEPOSITS			2,400,000,000
Interfund Loans - 0.5%

With:
Fidelity Growth Company Fund at 0.42% due 3/1/11 (b)	64,211,000	64,211,000
Fidelity OTC Portfolio at 0.42% due 3/1/11 (b)	90,888,000	90,888,000
Fidelity Series Small Cap Opportunities Fund at 0.42% due 3/1/11 (b)	10,590,000	10,590,000
Fidelity Growth and Income Portfolio at 0.42% due 3/1/11 (b)	7,462,000	7,462,000
Fidelity Select Banking Portfolio at 0.42% due 3/1/11 (b)	4,004,000	4,004,000
TOTAL INTERFUND LOANS		177,155,000
Repurchase Agreements - 63.6%
	Maturity Amount	Value
In a joint trading account at:
0.18% dated 2/28/11 due 3/1/11:
(Collateralized by U.S. Government Obligations) #	$ 8,464,192,321	$ 8,464,150,000
(Collateralized by U.S. Government Obligations) #	153,773,761	153,773,000
0.2% dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) #	228,863,298	228,862,000
0.21% dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) #	10,998,921,190	10,998,857,000
With J.P. Morgan Securities, Inc. at:
0.26%, dated 2/28/11 due 3/1/11 (Collateralized by Commercial Paper Obligations valued at $255,444,942, 3/1/11 - 4/26/11)	248,001,791	248,000,000
0.27%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $1,000,131,314, 0% - 7%, 6/1/18 - 10/1/40)	971,007,283	971,000,000
TOTAL REPURCHASE AGREEMENTS		21,064,642,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $33,447,144,725)		33,447,144,725
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(346,402,807)
NET ASSETS - 100%		$ 33,100,741,918
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Loan is with an affiliated fund.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,464,150,000 due 3/01/11 at 0.18%
BNP Paribas Securities Corp.	$ 2,147,985,820
Barclays Capital, Inc.	587,313,881
Credit Agricole Securities (USA), Inc.	1,381,915,014
HSBC Securities (USA), Inc.	753,956,249
Mizuho Securities USA, Inc.	829,149,008
RBS Securities, Inc.	2,418,351,275
UBS Securities LLC	345,478,753
$ 8,464,150,000
$153,773,000 due 3/01/11 at 0.18%
BNP Paribas Securities Corp.	$ 72,390,945
Barclays Capital, Inc.	53,129,409
Merrill Lynch, Pierce, Fenner & Smith, Inc.	28,252,646
$ 153,773,000
$228,862,000 due 3/01/11 at 0.20%
Barclays Capital, Inc.	$ 55,369,839
Deutsche Bank Securities, Inc.	73,826,452
Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,839,258
UBS Securities LLC	73,826,451
$ 228,862,000
Repurchase Agreement / Counterparty	Value
$10,998,857,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 919,231,263
Bank of America NA	817,094,456
Barclays Capital, Inc.	455,019,475
Credit Agricole Securities (USA), Inc.	408,547,228
Deutsche Bank Securities, Inc.	468,789,968
Goldman, Sachs & Co.	102,136,807
HSBC Securities (USA), Inc.	1,225,641,685
ING Financial Markets LLC	755,812,372
J.P. Morgan Securities, Inc.	1,225,641,685
Merrill Lynch Government Securities, Inc.	367,692,505
Merrill Lynch, Pierce, Fenner & Smith, Inc.	564,068,084
Mizuho Securities USA, Inc.	2,247,009,757
RBC Capital Markets Corp.	102,136,807
Societe Generale, New York Branch	817,094,456
Wells Fargo Securities LLC	522,940,452
$ 10,998,857,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2011, the cost of investment securities for income tax purposes was $33,447,144,725.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Cash Central Fund

February 28, 2011

1.814089.106

MCC-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount	Value
Alabama - 2.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.27%, VRDN (b)	$ 23,500,000	$ 23,500,000
Series 1995 D, 0.24%, VRDN (b)	3,000,000	3,000,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.24% (Kimberly-Clark Corp. Guaranteed), VRDN (b)	2,150,000	2,150,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.25%, VRDN (b)	12,700,000	12,700,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.25%, VRDN (b)(c)	10,000,000	10,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.25%, VRDN (b)(c)	19,000,000	19,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.25%, VRDN (b)(c)	62,400,000	62,400,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev.:
(Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.25%, VRDN (b)(c)	14,000,000	14,000,000
(Alabama Pwr. Co. Proj.) Series D, 0.21%, VRDN (b)	1,500,000	1,500,000
		148,250,000
Alaska - 0.4%
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.):
Series 2003 A, 0.25% (BP PLC Guaranteed), VRDN (b)	1,500,000	1,500,000
Series 2003 C, 0.25% (BP PLC Guaranteed), VRDN (b)	13,700,000	13,700,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.26% (ConocoPhillips Guaranteed), VRDN (b)	2,000,000	2,000,000
Series 1994 C, 0.43% (ConocoPhillips Guaranteed), VRDN (b)	5,000,000	5,000,000
		22,200,000
Arizona - 0.3%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)(c)	6,110,000	6,110,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.31%, LOC Fannie Mae, VRDN (b)(c)	4,200,325	4,200,325
(San Martin Apts. Proj.) Series A1, 0.27%, LOC Fannie Mae, VRDN (b)(c)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series ROC II R 12311, 0.26% (Liquidity Facility Citibank NA) (b)(d)	$ 1,900,000	$ 1,900,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Putters 3708Z, 0.26% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,055,000	4,055,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.32%, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
		18,565,325
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.34%, LOC Fannie Mae, VRDN (b)	980,000	980,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.26%, LOC Royal Bank of Scotland PLC, VRDN (b)(c)	5,000,000	5,000,000
		5,980,000
California - 10.6%
Affordable Hsg. Agcy. Multi-family Hsg. Rev. (Westridge at Hilltop Apts.) Series 2003 A, 0.26%, LOC Fannie Mae, VRDN (b)	4,620,000	4,620,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.26% (Liquidity Facility Citibank NA) (b)(d)	2,035,000	2,035,000
California Econ. Recovery Series 2004 C4, 0.17%, LOC JPMorgan Chase Bank, VRDN (b)	3,400,000	3,400,000
California Edl. Facilities Auth. Rev. Participating VRDN:
Series BBT 2014, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	1,940,000	1,940,000
Series MS 3144, 0.26% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	4,117,647	4,117,647
California Gen. Oblig.:
Series 2004 A1, 0.22%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	55,865,000	55,865,000
Series 2004 A4, 0.19%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	68,150,000	68,150,000
Series 2004 A5, 0.18%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	1,055,000	1,055,000
Series 2004 B2, 0.17%, LOC Citibank NA, VRDN (b)	6,250,000	6,250,000
Series 2004 B3, 0.17%, LOC Citibank NA, VRDN (b)	7,200,000	7,200,000
Series 2005 B6, 0.26%, LOC KBC Bank NV, VRDN (b)	15,990,000	15,990,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2003 M, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	$ 5,195,000	$ 5,195,000
Series 2006 C, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	82,365,000	82,365,000
Series 2007 H, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,400,000	4,400,000
Series 2007 K, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	25,000,000	25,000,000
Series 2008 D, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,900,000	3,900,000
Series 2008 F, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	21,745,000	21,745,000
(Multifamily Hsg. Prog.) Series 2007 H, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,400,000	6,400,000
Series 2001 G, 0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	1,775,000	1,775,000
Series 2003 H, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	10,370,000	10,370,000
California Infrastructure & Econ. Dev. Bank Rev.:
(California Academy of Sciences Proj.) Series 2008 B, 0.17%, LOC Wells Fargo Bank NA, VRDN (b)	4,400,000	4,400,000
(Los Angeles County Museum of Natural History Foundation Proj.):
Series 2008 A, 0.17%, LOC Wells Fargo Bank NA, VRDN (b)	16,195,000	16,195,000
Series 2008 B, 0.17%, LOC Wells Fargo Bank NA, VRDN (b)	6,780,000	6,780,000
(Pacific Gas and Elec. Co. Proj.):
Series 2009 B, 0.17%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)	9,550,000	9,550,000
Series 2009 C, 0.19%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)	4,900,000	4,900,000
(RAND Corp. Proj.) Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (b)	3,900,000	3,900,000
(The Contemporary Jewish Museum Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (b)	5,900,000	5,900,000
(The J. Paul Getty Trust Proj.):
Series 2003 B, 0.16%, VRDN (b)	12,510,000	12,510,000
Series 2007 A2, 0.16%, VRDN (b)	8,400,000	8,400,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)(c)	$ 10,800,000	$ 10,800,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev.:
(Atlantic Richfield Co. Proj.) Series 1994 A, 0.25% (BP PLC Guaranteed), VRDN (b)(c)	6,200,000	6,200,000
(Burney Forest Prod. Proj.) 0.2%, LOC Union Bank of California, VRDN (b)(c)	14,700,000	14,700,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.25% (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,200,000	7,200,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.28%, LOC Fannie Mae, VRDN (b)(c)	5,165,000	5,165,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.23%, LOC Wells Fargo Bank NA, VRDN (b)(c)	13,500,000	13,500,000
Series 2001 W2, 0.23%, LOC Wells Fargo Bank NA, VRDN (b)(c)	15,500,000	15,500,000
(The Crossings at Elk Grove Apts.) Series H, 0.27%, LOC Citibank NA, VRDN (b)(c)	7,850,000	7,850,000
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron USA, Inc. Proj.) Series 2002, 0.16% (Chevron Corp. Guaranteed), VRDN (b)	3,300,000	3,300,000
California Statewide Cmntys. Dev. Auth. Rev.:
(Los Angeles County Museum of Art Proj.) Series 2008 D, 0.17%, LOC Wells Fargo Bank NA, VRDN (b)	7,300,000	7,300,000
(North Peninsula Jewish Campus Proj.) 0.3%, LOC Bank of America NA, VRDN (b)	8,175,000	8,175,000
Los Angeles Dept. Arpt. Rev. Participating VRDN Series Putters 3838, 0.26% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,200,000	2,200,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.28%, LOC Citibank NA, VRDN (b)(c)	2,700,000	2,700,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.28%, LOC Societe Generale, VRDN (b)(c)	1,425,000	1,425,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	9,600,000	9,600,000
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (b)(c)	16,000,000	16,000,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.) Series 2008 B, 0.24%, LOC Bank of America NA, VRDN (b)	$ 6,800,000	$ 6,800,000
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts. Proj.) 0.27%, LOC Citibank NA, VRDN (b)(c)	8,749,000	8,749,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Antonia Manor Apts. Proj.) Series 2000 E, 0.26%, LOC Citibank NA, VRDN (b)(c)	2,250,000	2,250,000
San Jose Multi-family Hsg. Rev. (Siena at Renaissance Square Proj.) Series 1996 A, 0.25%, LOC Key Bank NA, VRDN (b)(c)	6,000,000	6,000,000
Santa Cruz Redev. Agcy. Multi-family Rev. (Shaffer Road Apts. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (b)(c)	4,925,000	4,925,000
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.26%, LOC KBC Bank NV, VRDN (b)	8,000,000	8,000,000
		572,646,647
Colorado - 0.8%
Colorado Edl. & Cultural Facilities Auth. Rev. (YMCA of the Rockies Proj.) 0.26%, LOC Bank of America NA, VRDN (b)	10,320,000	10,320,000
Colorado Health Facilities Auth. Rev. (NCMC, Inc. Proj.) Series 2009 A, 0.21%, LOC Wells Fargo Bank NA, VRDN (b)	6,200,000	6,200,000
Colorado Hsg. & Fin. Auth.:
Series 2002 B3, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	3,900,000	3,900,000
Series 2002 C3, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	1,000,000	1,000,000
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,500,000	6,500,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series ROC II R 11918, 0.26% (Liquidity Facility Citibank NA) (b)(d)	3,350,000	3,350,000
Denver City & County Arpt. Rev. Series 2008 C3, 0.31%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	11,200,000	11,200,000
		42,470,000
Connecticut - 1.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 0.75% tender 3/1/11, CP mode	7,000,000	7,000,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 32, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	9,500,000	9,500,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Edgehill Proj.) Series 2000 C, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	$ 5,000,000	$ 5,000,000
(Masonicare Corp. Proj.) Series D, 0.21%, LOC Wells Fargo Bank NA, VRDN (b)	3,500,000	3,500,000
Participating VRDN Series Putters 2862, 0.22% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,735,000	7,735,000
Connecticut Hsg. Fin. Auth.:
Series 2009 A1, 0.21% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	21,330,000	21,330,000
Series 2009 A2, 0.21% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	27,600,000	27,600,000
		81,665,000
Delaware - 1.9%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 0.23%, VRDN (b)(c)	70,000,000	70,000,000
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.79%, VRDN (b)	5,800,000	5,800,000
Series 1999 B, 0.59%, VRDN (b)(c)	1,100,000	1,100,000
(Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	17,000,000	17,000,000
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.21%, LOC Wells Fargo Bank NA, VRDN (b)	8,770,000	8,770,000
		102,670,000
District Of Columbia - 0.8%
District of Columbia Rev.:
(American Univ. Proj.) Series 2008, 0.24%, LOC Bank of America NA, VRDN (b)	4,800,000	4,800,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.19%, LOC Wells Fargo Bank NA, VRDN (b)	25,820,000	25,820,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN Series DB 505, 0.28% (Liquidity Facility Deutsche Bank AG) (b)(c)(d)	3,360,000	3,360,000
Participating VRDN Series Putters 1691, 0.36% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	435,000	435,000
Series 2009 D2, 0.27%, LOC Bank of America NA, VRDN (b)	6,790,000	6,790,000
		41,205,000
Municipal Securities - continued
	Principal Amount	Value
Florida - 9.1%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.):
Series 2007, 0.24%, LOC Bank of Scotland PLC, VRDN (b)	$ 18,715,000	$ 18,715,000
Series A, 0.24%, LOC Bank of Scotland PLC, VRDN (b)	12,865,000	12,865,000
Brevard County Indl. Dev. Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2005, 0.21% (AGL Resources, Inc. Guaranteed), LOC Bank of Tokyo-Mitsubishi, VRDN (b)(c)	20,000,000	20,000,000
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.29%, LOC Bank of America NA, VRDN (b)	9,510,000	9,510,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.24%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	28,865,000	28,865,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.49%, LOC Bank of America NA, VRDN (b)(c)	2,360,000	2,360,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.21%, VRDN (b)	8,000,000	8,000,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.24%, VRDN (b)	45,000,000	45,000,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clascona Groves Apts. Proj.) Series A, 0.28%, LOC Citibank NA, VRDN (b)(c)	3,105,000	3,105,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.28%, LOC Fannie Mae, VRDN (b)(c)	6,760,000	6,760,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.28%, LOC Citibank NA, VRDN (b)(c)	13,700,000	13,700,000
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.32%, LOC Fannie Mae, VRDN (b)(c)	6,500,000	6,500,000
Participating VRDN Series Merlots 06 B17, 0.33% (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	4,130,000	4,130,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.26%, LOC Bank of America NA, VRDN (b)	36,900,000	36,900,000
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Accounts Receivable Prog.) Series 2009 A, 0.23%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	15,000,000	15,000,000
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 E, 0.25%, LOC Cr. Agricole CIB, VRDN (b)	5,000,000	5,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.21%, LOC Wells Fargo Bank NA, VRDN (b)	3,355,000	3,355,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.): - continued
Series 2004, 0.27%, LOC Bank of America NA, VRDN (b)	$ 2,600,000	$ 2,600,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.21%, VRDN (b)	49,000,000	49,000,000
Lee Memorial Health Sys. Hosp. Rev. Series 2009 B, 0.27%, LOC Bank of America NA, VRDN (b)	6,450,000	6,450,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.22%, VRDN (b)	15,760,000	15,760,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.22%, VRDN (b)	73,600,000	73,600,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.36%, LOC Bank of America NA, VRDN (b)(c)	4,100,000	4,100,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.38%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.25%, LOC Bank of America NA, VRDN (b)	20,000,000	20,000,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.28%, LOC Freddie Mac, VRDN (b)(c)	755,000	755,000
(Wtr. View Club Proj.) Series 1997 D, 0.31%, LOC Fannie Mae, VRDN (b)(c)	2,045,000	2,045,000
Palm Beach County Rev. (Norton Gallery and School of Art, Inc. Proj.) Series 1995, 0.3%, LOC Northern Trust Co., VRDN (b)	3,000,000	3,000,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (b)	32,850,000	32,850,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.21%, LOC Wells Fargo Bank NA, VRDN (b)	9,100,000	9,100,000
Series 2009 B, 0.21%, LOC Wells Fargo Bank NA, VRDN (b)	4,100,000	4,100,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.22%, VRDN (b)	4,480,000	4,480,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.29%, LOC Fannie Mae, VRDN (b)(c)	5,785,000	5,785,000
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.24%, LOC Bank of Scotland PLC, VRDN (b)	4,500,000	4,500,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.29%, LOC Fannie Mae, VRDN (b)(c)	$ 9,000,000	$ 9,000,000
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5,210,000	5,210,000
		493,500,000
Georgia - 2.2%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.27%, LOC Bank of America NA, VRDN (b)	2,780,000	2,780,000
Series 2005 B, 0.27%, LOC Bank of America NA, VRDN (b)	8,320,000	8,320,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.29%, LOC Fannie Mae, VRDN (b)(c)	3,805,000	3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.3%, VRDN (b)(c)	17,000,000	17,000,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.42%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.32%, VRDN (b)	18,890,000	18,890,000
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series 2003 B, 0.21%, LOC Wells Fargo Bank NA, VRDN (b)	9,000,000	9,000,000
Georgia Gen. Oblig. Series H1, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	8,796,000	8,796,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.26%, VRDN (b)	25,200,000	25,200,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.26% (Liquidity Facility Royal Bank of Canada), VRDN (b)	8,200,000	8,200,000
Private Colleges & Univs. Auth. Rev. (Mercer Univ. Proj.) 0.26%, LOC Branch Banking & Trust Co., VRDN (b)	8,365,000	8,365,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.26%, LOC Fannie Mae, VRDN (b)	2,000,000	2,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1%, VRDN (b)(c)	1,100,000	1,100,000
		116,156,000
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11910, 0.26% (Liquidity Facility Citibank NA) (b)(d)	2,650,000	2,650,000
Municipal Securities - continued
	Principal Amount	Value
Idaho - 0.5%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2001 A, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	$ 2,800,000	$ 2,800,000
Series 2002 A, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	8,035,000	8,035,000
Series 2002 E, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	8,155,000	8,155,000
Series 2003 C, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,600,000	6,600,000
		25,590,000
Illinois - 3.6%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.31%, LOC Fannie Mae, VRDN (b)(c)	1,315,000	1,315,000
Chicago Gen. Oblig. (Neighborhoods Alive 21 Prog.) Series 2002 B5, 0.18%, LOC Northern Trust Co., VRDN (b)	2,100,000	2,100,000
Chicago Midway Arpt. Rev. Series 1998 B, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)(c)	46,000,000	46,000,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.28%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(c)	3,900,000	3,900,000
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.19%, LOC Harris NA, VRDN (b)	17,100,000	17,100,000
Series 2008 C2, 0.19%, LOC Bank of America NA, VRDN (b)	5,500,000	5,500,000
Series 2008 C3, 0.19%, LOC Northern Trust Co., VRDN (b)	52,900,000	52,900,000
Illinois Edl. Facilities Auth. Revs. (Field Museum of Natural History Proj.) Series 2000, 0.26%, LOC JPMorgan Chase Bank, VRDN (b)	18,500,000	18,500,000
Illinois Fin. Auth. Rev.:
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	4,920,000	4,920,000
(Provena Health Proj.):
Series 2010 C, 0.19%, LOC JPMorgan Chase Bank, VRDN (b)	4,000,000	4,000,000
Series 2010 D, 0.26%, LOC Union Bank of California, VRDN (b)	11,165,000	11,165,000
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 0.19%, LOC Wells Fargo Bank NA, VRDN (b)	3,500,000	3,500,000
Participating VRDN Series Putters 3302, 0.22% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,400,000	8,400,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3215, 0.26% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	$ 10,000,000	$ 10,000,000
Series Putters 3843, 0.31% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,000,000	5,000,000
		194,300,000
Indiana - 2.2%
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.):
Series 2009 A1, 0.3%, LOC Bank of America NA, VRDN (b)(c)	12,000,000	12,000,000
Series 2009 A2, 0.29%, LOC Bank of America NA, VRDN (b)(c)	3,300,000	3,300,000
Series 2005, 0.23%, LOC Royal Bank of Scotland PLC, VRDN (b)	7,200,000	7,200,000
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (b)	2,725,000	2,725,000
Indiana Fin. Auth. Hosp. Rev. (Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.23%, LOC Branch Banking & Trust Co., VRDN (b)	18,580,000	18,580,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	5,400,000	5,400,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.):
Series A, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,300,000	1,300,000
Series B, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,755,000	2,755,000
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2005 B3, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(c)	32,000,000	32,000,000
Series 2005 C3, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(c)	32,000,000	32,000,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (b)	3,600,000	3,600,000
		120,860,000
Iowa - 1.1%
Iowa Fin. Auth. Series 2003 F, 0.27% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)(c)	1,000,000	1,000,000
Iowa Fin. Auth. Health Facilities Rev.:
(Iowa Health Sys. Proj.):
Series 2009 B, 0.19%, LOC JPMorgan Chase Bank, VRDN (b)	7,395,000	7,395,000
Municipal Securities - continued
	Principal Amount	Value
Iowa - continued
Iowa Fin. Auth. Health Facilities Rev.: - continued
(Iowa Health Sys. Proj.):
Series 2009 D, 0.27%, LOC Bank of America NA, VRDN (b)	$ 15,385,000	$ 15,385,000
Series 2009 E, 0.27%, LOC Bank of America NA, VRDN (b)	1,700,000	1,700,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.38%, VRDN (b)(c)	12,000,000	12,000,000
Iowa Higher Ed. Ln. Auth. Rev.:
(Loras College Proj.) Series 2000, 0.22%, LOC Bank of America NA, VRDN (b)	13,850,000	13,850,000
(Saint Ambrose Univ. Proj.) 0.23%, LOC Northern Trust Co., VRDN (b)	8,700,000	8,700,000
		60,030,000
Kansas - 0.7%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.46%, LOC Bank of America NA, VRDN (b)(c)	6,900,000	6,900,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	24,425,000	24,425,000
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III B1, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	5,300,000	5,300,000
		36,625,000
Kentucky - 1.1%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2004 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)(c)	10,000,000	10,000,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.33% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.33% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,750,000	2,750,000
Series 1993 B, 0.33% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.35%, LOC Wells Fargo Bank NA, VRDN (b)(c)	3,000,000	3,000,000
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) 0.8% tender 3/1/11, CP mode (c)	4,000,000	4,000,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B2, 0.18%, LOC JPMorgan Chase Bank, VRDN (b)	2,600,000	2,600,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - continued
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 0.38% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	$ 1,395,000	$ 1,395,000
Lexington-Fayette Urban County Arpt. Rev. Series 2008 B, 0.19%, LOC JPMorgan Chase Bank, VRDN (b)	3,135,000	3,135,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 0.23% (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	26,700,000	26,700,000
		58,880,000
Louisiana - 2.2%
Lake Charles Hbr. & Rev. District (Conoco, Inc. Proj.) Series 1999 B, 0.28%, VRDN (b)(c)	3,400,000	3,400,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.35%, VRDN (b)(c)	900,000	900,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 11888X, 0.27% (Liquidity Facility Citibank NA) (b)(d)	5,975,000	5,975,000
Series Solar 06 150, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	20,580,000	20,580,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	3,200,000	3,200,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,800,000	7,800,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series A, 0.25%, VRDN (b)	1,875,000	1,875,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 0.24%, VRDN (b)(c)	28,000,000	28,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.25%, VRDN (b)(c)	26,400,000	26,400,000
Series 1993, 0.24%, VRDN (b)(c)	22,000,000	22,000,000
		120,130,000
Maryland - 1.0%
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 0.28%, LOC BNP Paribas SA, VRDN (b)	7,900,000	7,900,000
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.):
Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (b)	6,785,000	6,785,000
Series 2008 B, 0.27%, LOC Bank of America NA, VRDN (b)	14,035,000	14,035,000
Municipal Securities - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (b)	$ 20,230,000	$ 20,230,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.27% (Liquidity Facility Citibank NA) (b)(d)	3,000,000	3,000,000
		51,950,000
Massachusetts - 2.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, 0.23% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,500,000	5,500,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 0.23%, LOC JPMorgan Chase Bank, VRDN (b)(c)	10,000,000	10,000,000
Massachusetts Gen. Oblig. (Central Artery Proj.) Series 2000 A, 0.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	51,700,000	51,700,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J2, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	21,400,000	21,400,000
(Children's Hosp. Proj.) Series 2010 N4, 0.21%, LOC JPMorgan Chase Bank, VRDN (b)	17,950,000	17,950,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.9% tender 3/2/11, CP mode	5,900,000	5,900,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2002 D, 0.23%, LOC Landesbank Baden-Wuert, VRDN (b)	1,200,000	1,200,000
Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (b)	2,065,000	2,065,000
		115,715,000
Michigan - 1.1%
Eastern Michigan Univ. Revs. Series 2009 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	12,100,000	12,100,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	895,000	895,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 0.26%, LOC Bank of New York, New York, VRDN (b)	5,000,000	5,000,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.21%, LOC JPMorgan Chase Bank, VRDN (b)	3,800,000	3,800,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series MS 3244, 0.27% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	$ 12,455,000	$ 12,455,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	11,000,000	11,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Majestic Ind., Inc. Proj.) 0.41%, LOC Comerica Bank, VRDN (b)(c)	1,300,000	1,300,000
Wayne County Arpt. Auth. Rev. 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	12,000,000	12,000,000
		58,550,000
Minnesota - 1.3%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 0.26%, LOC Bank of America NA, VRDN (b)(c)	22,195,000	22,195,000
(Regatta Commons Proj.) Series A, 0.33%, LOC Bank of America NA, VRDN (b)(c)	25,155,000	25,155,000
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (b)(c)	1,400,000	1,400,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2009 B1, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	12,000,000	12,000,000
Series 2009 B2, 0.19%, LOC JPMorgan Chase Bank, VRDN (b)	3,450,000	3,450,000
Plymouth Multifamily Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.31%, LOC Fannie Mae, VRDN (b)(c)	1,750,000	1,750,000
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A2, 0.23%, LOC Wells Fargo Bank NA, VRDN (b)	4,200,000	4,200,000
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.29%, LOC Deutsche Bank AG, VRDN (b)(c)	1,110,000	1,110,000
		71,260,000
Mississippi - 1.5%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 0.28%, VRDN (b)(c)	18,100,000	18,100,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.17%, VRDN (b)	44,300,000	44,300,000
Municipal Securities - continued
	Principal Amount	Value
Mississippi - continued
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 C, 0.17% (Chevron Corp. Guaranteed), VRDN (b)	$ 17,700,000	$ 17,700,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.3%, LOC Bank of America NA, VRDN (b)(c)	1,000,000	1,000,000
		81,100,000
Missouri - 0.4%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) 0.23%, VRDN (b)	2,260,000	2,260,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 2008 A1, 0.18%, LOC Wells Fargo Bank NA, VRDN (b)	12,165,000	12,165,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group, Inc. Proj.) Series 2009, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,500,000	4,500,000
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2008 A2, 0.3%, LOC Bank of America NA, VRDN (b)(c)	2,200,000	2,200,000
		21,125,000
Montana - 0.2%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,800,000	2,800,000
Montana Board Invt. Resource Recovery Rev. (Colstrip Proj.) Series 1989, 0.25%, LOC Union Bank of California, VRDN (b)(c)	5,700,000	5,700,000
		8,500,000
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.26% (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,300,000	7,300,000
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.37%, LOC Bank of America NA, VRDN (b)(c)	1,000,000	1,000,000
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.19%, LOC JPMorgan Chase Bank, VRDN (b)	6,010,000	6,010,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.34%, VRDN (b)(c)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.25% (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (b)(c)	4,600,000	4,600,000
		21,110,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - 1.8%
Clark County Arpt. Rev.:
Series 2008 C1, 0.3%, LOC Bayerische Landesbank, VRDN (b)(c)	$ 19,900,000	$ 19,900,000
Series 2008 C3, 0.3%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	6,800,000	6,800,000
Series 2008 D1, 0.3%, LOC Landesbank Baden-Wuert, VRDN (b)	12,000,000	12,000,000
Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (b)	3,800,000	3,800,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.38%, LOC Bank of America NA, VRDN (b)(c)	4,900,000	4,900,000
Las Vegas Gen. Oblig. Series 2006 C, 0.24%, LOC Lloyds TSB Bank PLC, VRDN (b)	27,050,000	27,050,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 0.24% (Liquidity Facility Societe Generale) (b)(d)	24,755,000	24,755,000
		99,205,000
New Hampshire - 0.5%
Manchester Arpt. Rev. Series 2008, 0.35%, LOC RBS Citizens NA, VRDN (b)(c)	7,500,000	7,500,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 0.68%, LOC Wells Fargo Bank NA, VRDN (b)(c)	4,925,000	4,925,000
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.):
Series 2005 A1, 0.25%, VRDN (b)	8,150,000	8,150,000
Series 2005 A2, 0.2%, VRDN (b)	8,035,000	8,035,000
		28,610,000
New Jersey - 0.5%
New Jersey Gen. Oblig. Participating VRDN Series Putters 3808, 0.22% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	11,000,000	11,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Hsg. Rev. Series 2008-3, 0.34%, LOC Dexia Cr. Local de France, VRDN (b)(c)	17,340,000	17,340,000
		28,340,000
Municipal Securities - continued
	Principal Amount	Value
New Mexico - 0.4%
New Mexico Edl. Assistance Foundation Series 2009 A, 0.29%, LOC Royal Bank of Canada, VRDN (b)(c)	$ 5,200,000	$ 5,200,000
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.26% (Liquidity Facility Royal Bank of Canada), VRDN (b)	18,900,000	18,900,000
		24,100,000
New York - 8.7%
Nassau County Interim Fin. Auth. Series 2008 A, 0.24% (Liquidity Facility BNP Paribas SA), VRDN (b)	11,600,000	11,600,000
New York City Gen. Oblig.:
Series 2004 H7, 0.21%, LOC KBC Bank NV, VRDN (b)	6,250,000	6,250,000
Series 2006 I5, 0.22%, LOC California Pub. Employees Retirement Sys., VRDN (b)	53,705,000	53,705,000
Series 2006 I6, 0.22%, LOC California Teachers Retirement Sys., VRDN (b)	34,500,000	34,500,000
Series 2006 I8, 0.22%, LOC Bank of America NA, VRDN (b)	7,030,000	7,030,000
Series 2008 J4, 0.22% (Liquidity Facility Bank of America NA), VRDN (b)	5,600,000	5,600,000
Series 2008 J8, 0.26%, LOC Landesbank Baden-Wuert, VRDN (b)	46,830,000	46,830,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Brookhaven Apts. Proj.) Series A, 0.27%, LOC Citibank NA, VRDN (b)(c)	3,300,000	3,300,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.25%, LOC Freddie Mac, VRDN (b)(c)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (b)(c)	8,000,000	8,000,000
(Rivereast Apts. Proj.) Series A, 0.26%, LOC Freddie Mac, VRDN (b)(c)	45,850,000	45,850,000
(West 43rd Street Proj.) Series 1999 A, 0.26%, LOC Fannie Mae, VRDN (b)(c)	5,000,000	5,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3231Z, 0.22% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,175,000	6,175,000
Series 2003 F2, 0.25% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	21,015,000	21,015,000
Series 2006 AA1, 0.21% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	34,095,000	34,095,000
Series 2008 B3, 0.22% (Liquidity Facility Bank of America NA), VRDN (b)	8,630,000	8,630,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2011 DD-1, 0.15% (Liquidity Facility TD Banknorth, NA), VRDN (b)	$ 25,700,000	$ 25,700,000
Series 2011 DD-3B, 0.17% (Liquidity Facility California Teachers Retirement Sys.), VRDN (b)	5,000,000	5,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Putters 3545, 0.22% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,660,000	10,660,000
Series ROC II R 11902, 0.26% (Liquidity Facility Citibank NA) (b)(d)	3,800,000	3,800,000
Series ROC II R 11903, 0.26% (Liquidity Facility Citibank NA) (b)(d)	3,200,000	3,200,000
Series 2001 B, 0.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	34,100,000	34,100,000
Series 2003 C1, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,000,000	3,000,000
Series 2006 A3, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	20,565,000	20,565,000
Series C, 0.23% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	2,000,000	2,000,000
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 07 0002, 0.26% (Liquidity Facility Citibank NA) (b)(d)	12,000,000	12,000,000
Series EGL 07 0066, 0.26% (Liquidity Facility Citibank NA) (b)(d)	15,000,000	15,000,000
Series ROC II R 11535, 0.26% (Liquidity Facility Citibank NA) (b)(d)	1,140,000	1,140,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series ROC II R 11140, 0.26% (Liquidity Facility Citibank NA) (b)(d)	9,590,000	9,590,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series 2004 A, 0.25%, LOC Fannie Mae, VRDN (b)(c)	2,000,000	2,000,000
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	5,000,000	5,000,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.28%, LOC Freddie Mac, VRDN (b)(c)	8,700,000	8,700,000
(West 33rd Street Hsg. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (b)(c)	8,700,000	8,700,000
		470,735,000
Municipal Securities - continued
	Principal Amount	Value
Non State Specific - 0.1%
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series BA 07 1025, 0.33% (Liquidity Facility Bank of America NA) (b)(d)	$ 6,575,000	$ 6,575,000
North Carolina - 2.0%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.24%, LOC Bank of America NA, VRDN (b)	2,930,000	2,930,000
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.25% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	5,165,000	5,165,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series C, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,275,000	15,275,000
0.22%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,570,000	10,570,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.31%, VRDN (b)(c)	4,000,000	4,000,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.28% (Liquidity Facility Bank of America NA), VRDN (b)	1,865,000	1,865,000
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.28%, LOC RBC Centura Bank, Rocky Mount, VRDN (b)	4,840,000	4,840,000
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Goodwill Cmnty. Proj.) Series 2002, 0.32%, LOC Bank of America NA, VRDN (b)	1,010,000	1,010,000
Participating VRDN:
Series EGL 7050060, 0.26% (Liquidity Facility Citibank NA) (b)(d)	23,150,000	23,150,000
Series Putters 3248, 0.22% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,550,000	3,550,000
Series Putters 3333, 0.26% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,500,000	1,500,000
North Carolina Gen. Oblig. Series 2002 D, 0.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	6,350,000	6,350,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.27%, LOC Branch Banking & Trust Co., VRDN (b)	1,600,000	1,600,000
(Wake Forest Univ. Proj.) Series 2008 D, 0.22%, LOC Bank of America NA, VRDN (b)	10,100,000	10,100,000
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.21%, LOC Wells Fargo Bank NA, VRDN (b)	3,145,000	3,145,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.37%, LOC Bank of America NA, VRDN (b)(c)	6,200,000	6,200,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.35%, LOC Branch Banking & Trust Co., VRDN (b)(c)	$ 2,650,000	$ 2,650,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.42%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,500,000	2,500,000
		106,400,000
Ohio - 1.5%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (b)	7,800,000	7,800,000
Series 2008 B, 0.19%, LOC JPMorgan Chase Bank, VRDN (b)	6,100,000	6,100,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	10,780,000	10,780,000
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	8,700,000	8,700,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.54%, VRDN (b)	5,000,000	5,000,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,700,000	2,700,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3551, 0.22% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,715,000	10,715,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Series 2007 E, 0.28% (Liquidity Facility KBC Bank NV), VRDN (b)(c)	9,400,000	9,400,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, 0.26% (Liquidity Facility Citibank NA), VRDN (b)(c)	1,500,000	1,500,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.21%, LOC Wells Fargo Bank NA, VRDN (b)	6,950,000	6,950,000
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series DCL 08 046, 0.32% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	8,420,000	8,420,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.23%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,000,000	1,000,000
		79,065,000
Municipal Securities - continued
	Principal Amount	Value
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Rev. (ConocoPhillips Co. Proj.) 0.28%, VRDN (b)(c)	$ 9,300,000	$ 9,300,000
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.29%, LOC Bank of America NA, VRDN (b)(c)	2,050,000	2,050,000
		11,350,000
Oregon - 3.5%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.24%, LOC Bank of Scotland PLC, VRDN (b)	173,365,000	173,365,000
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.38%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Oregon Health and Science Univ. Spl. Rev. Series 2009 B2, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,755,000	6,755,000
Port of Portland Arpt. Rev. Series Eighteen A, 0.26%, LOC Lloyds TSB Bank PLC, VRDN (b)(c)	4,000,000	4,000,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) Series 2004, 0.49%, LOC Bank of America NA, VRDN (b)(c)	1,460,000	1,460,000
		186,980,000
Pennsylvania - 4.4%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,750,000	8,750,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.27%, LOC Citizens Bank of Pennsylvania, VRDN (b)	15,250,000	15,250,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,000,000	1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 A:
0.2%, LOC Barclays Bank PLC, VRDN (b)	15,900,000	15,900,000
0.23%, LOC Barclays Bank PLC, VRDN (b)	14,600,000	14,600,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 0.28%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	9,150,000	9,150,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.24%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	11,835,000	11,835,000
Chester County Intermediate Unit Rev. Series 2003, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,500,000	1,500,000
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.27%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	890,000	890,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 B, 0.26%, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 1,400,000	$ 1,400,000
Series 2008, 0.26%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,190,000	1,190,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.21% (United Parcel Svc., Inc. Guaranteed), VRDN (b)	61,920,000	61,920,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	9,010,000	9,010,000
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.23%, LOC Bank of America NA, VRDN (b)	10,260,000	10,260,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.26%, LOC Fannie Mae, VRDN (b)	4,930,000	4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	400,000	400,000
Series 2004 D3, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	400,000	400,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Holy Family Univ. Proj.) Series 2008, 0.26%, LOC TD Banknorth, NA, VRDN (b)	2,055,000	2,055,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series Merlots 07 C50, 0.33% (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	2,675,000	2,675,000
Series Putters 3297, 0.37% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,145,000	2,145,000
Series 2002 74A, 0.35% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	5,500,000	5,500,000
Series 2003 77B, 0.33% (Liquidity Facility BNP Paribas SA), VRDN (b)(c)	3,400,000	3,400,000
Series 2004 81C, 0.33% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	3,140,000	3,140,000
Series 2004 83C, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,105,000	6,105,000
Series 2004 85C, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,500,000	6,500,000
Series 2006 92B, 0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(c)	2,000,000	2,000,000
Series 2006 93B, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2006 94B, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	$ 1,200,000	$ 1,200,000
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) Series 2002, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	13,860,000	13,860,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	14,000,000	14,000,000
		235,960,000
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (b)	1,900,000	1,900,000
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2008 B1, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	10,000,000	10,000,000
		11,900,000
South Carolina - 0.9%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.41%, VRDN (b)(c)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.31%, VRDN (b)(c)	9,000,000	9,000,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.24%, LOC Citibank NA, VRDN (b)	900,000	900,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.32%, LOC Branch Banking & Trust Co., VRDN (b)(c)	7,000,000	7,000,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.32%, LOC Branch Banking & Trust Co., VRDN (b)(c)	6,000,000	6,000,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Solar 07 70, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	20,440,000	20,440,000
		47,340,000
Tennessee - 6.4%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.27%, LOC Branch Banking & Trust Co., VRDN (b)	1,445,000	1,445,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.27%, LOC Bank of America NA, VRDN (b)	21,780,000	21,780,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2003, 0.27%, LOC Bank of America NA, VRDN (b)	$ 32,740,000	$ 32,740,000
Series 2004, 0.27%, LOC Bank of America NA, VRDN (b)	16,740,000	16,740,000
Series 2005, 0.27%, LOC Bank of America NA, VRDN (b)	37,615,000	37,615,000
Series 2008, 0.27%, LOC Bank of America NA, VRDN (b)	156,230,000	156,230,000
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.31%, LOC Rabobank Nederland, VRDN (b)(c)	2,000,000	2,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.3%, LOC Bank of America NA, VRDN (b)	1,410,000	1,410,000
Series 2002, 0.27%, LOC Bank of America NA, VRDN (b)	33,300,000	33,300,000
Series 2004, 0.27%, LOC Bank of America NA, VRDN (b)	30,990,000	30,990,000
Series 2006, 0.27%, LOC Bank of America NA, VRDN (b)	11,775,000	11,775,000
		346,025,000
Texas - 11.0%
Austin Hotel Occupancy Tax Rev. Series 2008 B, 0.32%, LOC Dexia Cr. Local de France, VRDN (b)	11,125,000	11,125,000
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.26% (Liquidity Facility Wells Fargo Bank NA) (b)(d)	5,555,000	5,555,000
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.23%, LOC Citibank NA, VRDN (b)(c)	55,000,000	55,000,000
(Texas Utils. Energy Co. Proj.) Series 2002 A, 0.23%, LOC Citibank NA, VRDN (b)(c)	25,300,000	25,300,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,300,000	12,300,000
Series 2002 A:
0.25%, LOC Bank of America NA, VRDN (b)(c)	10,200,000	10,200,000
0.25%, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,500,000	12,500,000
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,490,000	6,490,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.36%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.28%, LOC Citibank NA, VRDN (b)(c)	14,000,000	14,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.26% (Liquidity Facility Wells Fargo & Co.) (b)(d)	$ 6,620,000	$ 6,620,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.26% (Liquidity Facility Citibank NA) (b)(d)	6,400,000	6,400,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.24%, LOC Bank of America NA, VRDN (b)	34,720,000	34,720,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 3820, 0.26% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,105,000	3,105,000
Frisco Independent School District Participating VRDN Series WF 11 1C, 0.26% (Liquidity Facility Wells Fargo Bank NA) (b)(d)	6,920,000	6,920,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1993 B, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	18,000,000	18,000,000
Series 1995 B, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	8,000,000	8,000,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(c)	10,250,000	10,250,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Proj.) Series 2002, 0.18% (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	22,900,000	22,900,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1992, 0.19% (BP PLC Guaranteed), VRDN (b)	7,500,000	7,500,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.21%, LOC JPMorgan Chase Bank, VRDN (b)	5,900,000	5,900,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (b)	3,185,000	3,185,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2007 B, 0.19%, LOC JPMorgan Chase Bank, VRDN (b)	18,130,000	18,130,000
Series 2008 C, 0.23%, LOC Commerzbank AG, VRDN (b)	19,200,000	19,200,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) Series A1, 0.17%, VRDN (b)	20,200,000	20,200,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.23%, VRDN (b)(c)	124,700,000	124,700,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Lovejoy Independent School District Participating VRDN Series DB 514, 0.26% (Liquidity Facility Deutsche Bank AG) (b)(d)	$ 3,235,000	$ 3,235,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.37%, LOC Bank of America NA, VRDN (b)(c)	8,610,000	8,610,000
North East Texas Independent School District Participating VRDN Series Solar 07 101, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,405,000	8,405,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.32%, VRDN (b)(c)	13,840,000	13,840,000
Series 2010 B, 0.2%, VRDN (b)	13,000,000	13,000,000
Series 2010 C, 0.2%, VRDN (b)	12,700,000	12,700,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.24%, VRDN (b)	22,490,000	22,490,000
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.) 0.31%, LOC Cr. Suisse Group, VRDN (b)(c)	3,500,000	3,500,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,800,000	1,800,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series ROC II R 11857, 0.27% (Liquidity Facility Citibank NA) (b)(d)	5,525,000	5,525,000
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 0.42%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,100,000	1,100,000
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11920, 0.26% (Liquidity Facility Citibank NA) (b)(d)	2,905,000	2,905,000
Texas City Tex Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.31%, LOC Bank of America NA, VRDN (b)	10,300,000	10,300,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series BC 2010 8W, 0.3% (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,200,000	3,200,000
Texas Gen. Oblig. Participating VRDN Series SG 152, 0.24% (Liquidity Facility Societe Generale) (b)(d)	9,970,000	9,970,000
		591,480,000
Utah - 1.0%
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 C2, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,515,000	6,515,000
Series 2002 E, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,670,000	4,670,000
Municipal Securities - continued
	Principal Amount	Value
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.: - continued
Series 2004 C, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	$ 5,470,000	$ 5,470,000
Series 2004 D, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	9,215,000	9,215,000
Series 2004 F, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	2,500,000	2,500,000
Series 2005 F, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,000,000	6,000,000
Series 2005 H, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,740,000	4,740,000
Series 2006 F, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	8,130,000	8,130,000
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,070,000	6,070,000
		53,310,000
Virginia - 2.0%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.):
Series 2008 A, 0.25%, LOC Branch Banking & Trust Co., VRDN (b)	7,900,000	7,900,000
Series 2008 B, 0.25%, LOC Branch Banking & Trust Co., VRDN (b)	6,000,000	6,000,000
Series 2008 D, 0.21%, LOC Wells Fargo Bank NA, VRDN (b)	2,170,000	2,170,000
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.25%, LOC Bank of America NA, VRDN (b)	10,010,000	10,010,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.41%, LOC RBC Centura Bank, Rocky Mount, VRDN (b)(c)	790,000	790,000
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A, 0.25% (Liquidity Facility Bank of America NA), VRDN (b)	1,100,000	1,100,000
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.24%, LOC Citibank NA, VRDN (b)	4,295,000	4,295,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.26%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	8,545,000	8,545,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.): - continued
Series 1994 B, 0.26%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	$ 9,000,000	$ 9,000,000
Series 1995, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	7,500,000	7,500,000
Series 1996 A, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,200,000	9,200,000
Series 1997, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,300,000	9,300,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.24%, LOC Citibank NA, VRDN (b)	7,910,000	7,910,000
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 0.47%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,390,000	2,390,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.26% (Liquidity Facility Citibank NA) (b)(d)	1,870,000	1,870,000
Virginia Commonwealth Univ. Health Sys. Auth.:
Series 2008 A, 0.19%, LOC Branch Banking & Trust Co., VRDN (b)	11,040,000	11,040,000
Series 2008 B, 0.22%, LOC Branch Banking & Trust Co., VRDN (b)	6,800,000	6,800,000
Series 2008 C, 0.21%, LOC Branch Banking & Trust Co., VRDN (b)	2,600,000	2,600,000
		108,420,000
Washington - 1.1%
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.49%, LOC Bank of America NA, VRDN (b)(c)	1,205,000	1,205,000
Washington Health Care Facilities Auth. (Swedish Health Svcs. Proj.) Series 2006, 0.24%, LOC Citibank NA, VRDN (b)	15,000,000	15,000,000
Washington Health Care Facilities Auth. Rev.:
(Fred Hutchinson Cancer Ctr. Proj.) Series 2009 B 0.19%, LOC JPMorgan Chase Bank, VRDN (b)	16,965,000	16,965,000
(Southwest Washington Med. Ctr.) Series 2008 A, 0.25%, LOC Union Bank of California, VRDN (b)	6,800,000	6,800,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,500,000	2,500,000
(Merrill Gardens at Tacoma Proj.) Series 2006 A, 0.27%, LOC Fannie Mae, VRDN (b)(c)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Emerald Heights Proj.) Series 2003, 0.25%, LOC Bank of America NA, VRDN (b)	$ 6,200,000	$ 6,200,000
(Horizon House Proj.) Series 2005, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	4,900,000	4,900,000
		56,570,000
West Virginia - 1.5%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.26%, LOC Deutsche Bank AG, VRDN (b)(c)	13,470,000	13,470,000
Series 1990 B, 0.26%, LOC Deutsche Bank AG, VRDN (b)(c)	4,815,000	4,815,000
Series 1990 C, 0.26%, LOC Deutsche Bank AG, VRDN (b)(c)	10,000,000	10,000,000
Series 1990 D, 0.26%, LOC Deutsche Bank AG, VRDN (b)(c)	2,200,000	2,200,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.25%, LOC Royal Bank of Scotland PLC, VRDN (b)	6,050,000	6,050,000
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.27%, LOC Branch Banking & Trust Co., VRDN (b)	13,000,000	13,000,000
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (b)	11,265,000	11,265,000
(West Virginia United Health Sys. Proj.):
Series 2008 B, 0.21%, LOC JPMorgan Chase Bank, VRDN (b)	15,595,000	15,595,000
Series 2009 B, 0.27%, LOC Branch Banking & Trust Co., VRDN (b)	4,800,000	4,800,000
		81,195,000
Wisconsin - 1.4%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,400,000	5,400,000
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,100,000	10,100,000
Wisconsin Gen. Oblig. Participating VRDN Series WF 11-14C, 0.26% (Liquidity Facility Wells Fargo Bank NA) (b)(d)	4,000,000	4,000,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	8,500,000	8,500,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(ProHealth Care, Inc. Proj.):
Series 2008 A, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 6,000,000	$ 6,000,000
Series 2008 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	10,755,000	10,755,000
(Wisconsin Lutheran College Proj.) Series 2001, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	27,700,000	27,700,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series 2002 I, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	1,650,000	1,650,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2007 C, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,285,000	3,285,000
		77,390,000
Wyoming - 1.0%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.32%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(c)	3,500,000	3,500,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.17% (Chevron Corp. Guaranteed), VRDN (b)	35,100,000	35,100,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2002-8, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,000,000	5,000,000
0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,900,000	7,900,000
		51,500,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,396,132,972)		5,396,132,972
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,325,931
NET ASSETS - 100%		$ 5,397,458,903
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,250,000 or 0.2% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2011, the cost of investment securities for income tax purposes was $5,396,132,972.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Securities Lending
Cash Central Fund

February 28, 2011

1.814100.106

CCC-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 24.7%
	Yield (a)	Principal Amount	Value
Federal Home Loan Bank - 20.5%
3/30/11 to 2/17/12	0.18 to 0.60% (b)	$ 2,963,200,000	$ 2,962,828,634
Freddie Mac - 4.2%
7/12/11 to 11/2/12	0.20 to 0.35 (b)	602,926,000	602,926,019
TOTAL FEDERAL AGENCIES			3,565,754,653
U.S. Treasury Obligations - 10.4%

U.S. Treasury Bills - 6.5%
3/24/11 to 11/17/11	0.20 to 0.28	935,000,000	934,051,249
U.S. Treasury Notes - 3.9%
3/31/11 to 11/30/11	0.19 to 0.43	562,000,000	564,078,682
TOTAL U.S. TREASURY OBLIGATIONS			1,498,129,931
Time Deposits - 6.1%

Citibank NA
3/1/11	0.17	250,000,000	250,000,000
KBC Bank NV
3/1/11	0.17	130,000,000	130,000,000
Natixis SA
3/1/11	0.24	500,000,000	500,000,000
TOTAL TIME DEPOSITS			880,000,000
Repurchase Agreements - 59.8%
	Maturity Amount	Value
In a joint trading account at:
0.20% dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) #	$ 19,441,110	$ 19,441,000
0.21% dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) #	8,015,390,778	8,015,344,000
With J.P. Morgan Securities, Inc. at:
0.26%, dated 2/28/11 due 3/1/11 (Collateralized by Commercial Paper Obligations valued at $2,062,482, 4/11/11)	2,000,014	2,000,000
0.27%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $615,940,074, 0% - 7.33%, 6/15/15 - 11/16/52)	598,004,485	598,000,000
TOTAL REPURCHASE AGREEMENTS		8,634,785,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $14,578,669,584)		14,578,669,584
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(149,951,831)
NET ASSETS - 100%		$ 14,428,717,753
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$19,441,000 due 3/01/11 at 0.20%
Barclays Capital, Inc.	$ 4,703,468
Deutsche Bank Securities, Inc.	6,271,290
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,194,952
UBS Securities LLC	6,271,290
$ 19,441,000
$8,015,344,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 669,883,679
Bank of America NA	595,452,159
Barclays Capital, Inc.	331,592,421
Credit Agricole Securities (USA), Inc.	297,726,080
Deutsche Bank Securities, Inc.	341,627,576
Goldman, Sachs & Co.	74,431,520
HSBC Securities (USA), Inc.	893,178,239
ING Financial Markets LLC	550,793,247
J.P. Morgan Securities, Inc.	893,178,239
Merrill Lynch Government Securities, Inc.	267,953,472
Merrill Lynch, Pierce, Fenner & Smith, Inc.	411,060,871
Mizuho Securities USA, Inc.	1,637,493,436
RBC Capital Markets Corp.	74,431,520
Societe Generale, New York Branch	595,452,159
Wells Fargo Securities LLC	381,089,382
$ 8,015,344,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2011, the cost of investment securities for income tax purposes was $14,578,669,584.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Cash Central Fund

February 28, 2011

1.814092.106

TFC-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount	Value
Alabama - 2.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 D, 0.24%, VRDN (a)	$ 11,000,000	$ 11,000,000
Series 1995 E, 0.22%, VRDN (a)	10,200,000	10,200,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.25%, VRDN (a)	7,800,000	7,800,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.21%, VRDN (a)	1,700,000	1,700,000
		30,700,000
Alaska - 7.4%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.25%, LOC Union Bank of California, VRDN (a)	1,400,000	1,400,000
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.):
Series 2003 A, 0.25% (BP PLC Guaranteed), VRDN (a)	7,000,000	7,000,000
Series 2003 B, 0.25% (BP PLC Guaranteed), VRDN (a)	9,300,000	9,300,000
Series 2003 C, 0.25% (BP PLC Guaranteed), VRDN (a)	3,500,000	3,500,000
(Exxon Pipeline Co. Proj.) Series 1985, 0.16% (Exxon Mobil Corp. Guaranteed), VRDN (a)	25,000,000	25,000,000
(ExxonMobil Proj.) Series 2001, 0.16% (Exxon Mobil Corp. Guaranteed), VRDN (a)	43,180,000	43,180,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.26% (ConocoPhillips Guaranteed), VRDN (a)	24,900,000	24,900,000
		114,280,000
California - 10.7%
California Gen. Oblig.:
Series 2004 A1, 0.22%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	5,510,000	5,510,000
Series 2004 A2, 0.17%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	17,150,000	17,150,000
Series 2004 A3, 0.2%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	25,000,000	25,000,000
Series 2004 A5, 0.18%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	5,145,000	5,145,000
Series 2005 B6, 0.26%, LOC KBC Bank NV, VRDN (a)	17,760,000	17,760,000
California Health Facilities Fing. Auth. Rev.:
(Childrens Hosp. Los Angeles Proj.) Series 2010 B, 0.26%, LOC Bank of America NA, VRDN (a)	8,300,000	8,300,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.25%, LOC Bank of America NA, VRDN (a)	$ 6,500,000	$ 6,500,000
California Infrastructure & Econ. Dev. Bank Rev.:
(California Academy of Sciences Proj.) Series 2008 A, 0.17%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,345,000	4,345,000
(Pacific Gas and Elec. Co. Proj.):
Series 2009 A, 0.17%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)	5,945,000	5,945,000
Series 2009 B, 0.17%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)	16,310,000	16,310,000
Series 2009 C, 0.19%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)	12,925,000	12,925,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.25% (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,000,000	2,000,000
California Statewide Cmntys. Dev. Auth. Rev. (John Muir Med. Ctr. Proj.) Series 2008 C, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	6,400,000	6,400,000
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.26% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 M, 0.23%, LOC Dexia Cr. Local de France, VRDN (a)	2,500,000	2,500,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.26% (Liquidity Facility Citibank NA) (a)(b)	4,250,000	4,250,000
Orange County Irvine Coast Assessment District #88 1 0.19%, LOC KBC Bank NV, LOC Kredietbank NV, VRDN (a)	13,165,000	13,165,000
South Placer Wastewtr. Auth. Rev. Series 2008 A, 0.22%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	9,600,000	9,600,000
		165,805,000
Colorado - 1.0%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	5,100,000	5,100,000
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	2,300,000	2,300,000
Colorado Health Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2004 B, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(NCMC, Inc. Proj.) Series 2009 A, 0.21%, LOC Wells Fargo Bank NA, VRDN (a)	$ 2,900,000	$ 2,900,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,000,000	3,000,000
		16,300,000
Connecticut - 2.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 32, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	1,000,000	1,000,000
(Edgehill Proj.) Series 2000 C, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	4,500,000	4,500,000
(Yale Univ. Proj.) Series Y3, 0.18%, VRDN (a)	23,625,000	23,625,000
Participating VRDN Series ROC II R 10342, 0.26% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.) Series 2006 B1, 0.3% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	5,000,000	5,000,000
		37,125,000
District Of Columbia - 1.0%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.4%, LOC Bank of America NA, VRDN (a)	5,515,000	5,515,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	4,750,000	4,750,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D2, 0.27%, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
		15,265,000
Florida - 4.1%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.) Series A, 0.24%, LOC Bank of Scotland PLC, VRDN (a)	3,100,000	3,100,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Jacaranda Village Apts. Proj.) Series 1997, 0.25%, LOC HSBC Bank USA, NA, VRDN (a)	1,565,000	1,565,000
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,730,000	2,730,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.25%, LOC Fannie Mae, VRDN (a)	$ 2,700,000	$ 2,700,000
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.23%, VRDN (a)	9,600,000	9,600,000
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 0.23%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	13,250,000	13,250,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.21%, LOC Wells Fargo Bank NA, VRDN (a)	8,195,000	8,195,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	4,500,000	4,500,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.25%, LOC Fannie Mae, VRDN (a)	1,900,000	1,900,000
Palm Beach County Rev. (Hanley Ctr. Proj.) Series 2006, 0.33%, LOC Bank of America NA, VRDN (a)	1,935,000	1,935,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2009 B, 0.21%, LOC Wells Fargo Bank NA, VRDN (a)	2,900,000	2,900,000
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.24%, LOC Bank of Scotland PLC, VRDN (a)	2,000,000	2,000,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	6,400,000	6,400,000
		64,375,000
Georgia - 2.0%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.27%, LOC Bank of America NA, VRDN (a)	5,720,000	5,720,000
Series 2005 B, 0.27%, LOC Bank of America NA, VRDN (a)	6,470,000	6,470,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.3%, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Georgia Gen. Oblig. Participating VRDN Series 85TP, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,040,000	3,040,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	5,690,000	5,690,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.26% (Liquidity Facility Royal Bank of Canada), VRDN (a)	$ 2,800,000	$ 2,800,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.26%, LOC Fannie Mae, VRDN (a)	5,500,000	5,500,000
		31,485,000
Illinois - 4.6%
Chicago Wastewtr. Transmission Rev. Series 2008 C3, 0.19%, LOC Northern Trust Co., VRDN (a)	6,000,000	6,000,000
Chicago Wtr. Rev. Series 2004 A3, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,360,000	6,360,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.26%, LOC Harris NA, VRDN (a)	2,400,000	2,400,000
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys. Proj.) Series 2009 D, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	20,000,000	20,000,000
(Provena Health Proj.) Series 2010 C, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	8,745,000	8,745,000
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	15,765,000	15,765,000
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	3,790,000	3,790,000
Participating VRDN Series Putters 3302, 0.22% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,600,000	1,600,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.32%, LOC Freddie Mac, VRDN (a)	3,250,000	3,250,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	4,235,000	4,235,000
		72,145,000
Indiana - 1.3%
Hammond Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 0.19% (BP PLC Guaranteed), VRDN (a)	11,500,000	11,500,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.23%, LOC Royal Bank of Scotland PLC, VRDN (a)	3,400,000	3,400,000
Indiana Fin. Auth. Hosp. Rev. (Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.23%, LOC Branch Banking & Trust Co., VRDN (a)	1,800,000	1,800,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series A, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,815,000	2,815,000
		19,515,000
Municipal Securities - continued
	Principal Amount	Value
Iowa - 0.1%
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 2,430,000	$ 2,430,000
Kansas - 1.4%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,805,000	9,805,000
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.):
Series 2009 III B1, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
Series III B2, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	9,900,000	9,900,000
		21,205,000
Kentucky - 0.8%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	8,000,000	8,000,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B1, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	1,200,000	1,200,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.3%, LOC Freddie Mac, VRDN (a)	2,650,000	2,650,000
		11,850,000
Louisiana - 1.7%
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.27%, LOC Fannie Mae, VRDN (a)	5,000,000	5,000,000
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. Series 2010, 0.24%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	21,000,000	21,000,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series A, 0.25%, VRDN (a)	1,180,000	1,180,000
		27,180,000
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.32%, LOC KBC Bank NV, VRDN (a)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value
Maryland - 1.2%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 B, 0.23%, LOC Bank of America NA, VRDN (a)	$ 4,300,000	$ 4,300,000
(Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (a)	14,500,000	14,500,000
		18,800,000
Massachusetts - 5.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series DCL 08 25, 0.32% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	5,800,000	5,800,000
Series DCL 08 28, 0.3% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	3,400,000	3,400,000
Massachusetts Dev. Fin. Agcy. Rev. (College of the Holy Cross Proj.) Series 2008 A, 0.21%, LOC Bank of America NA, VRDN (a)	14,400,000	14,400,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.):
Series 2000 A, 0.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	14,600,000	14,600,000
Series 2000 B, 0.2% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,400,000	2,400,000
Series 2006 A, 0.28% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	19,200,000	19,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J2, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	7,500,000	7,500,000
(Partners HealthCare Sys., Inc. Proj.) Series D6, 0.16%, VRDN (a)	3,000,000	3,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.26% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series BBT 2031, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	1,100,000	1,100,000
Series 2002 D, 0.23%, LOC Landesbank Baden-Wuert, VRDN (a)	9,600,000	9,600,000
Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (a)	1,200,000	1,200,000
		83,200,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - 1.7%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.27%, LOC Comerica Bank, VRDN (a)	$ 2,680,000	$ 2,680,000
Eastern Michigan Univ. Revs. Series 2009 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,200,000	11,200,000
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) Series 2005 F, 0.24%, VRDN (a)	2,000,000	2,000,000
Participating VRDN Series ROC II R 11676, 0.26% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.22%, LOC Comerica Bank, VRDN (a)	7,500,000	7,500,000
		26,680,000
Minnesota - 0.1%
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.):
Series 2008 A2, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	1,100,000	1,100,000
Series 2008 A4, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
		2,100,000
Mississippi - 2.7%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.17%, VRDN (a)	16,975,000	16,975,000
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 C, 0.17% (Chevron Corp. Guaranteed), VRDN (a)	25,500,000	25,500,000
		42,475,000
Missouri - 3.2%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.):
Series A, 0.23%, VRDN (a)	9,650,000	9,650,000
0.23%, VRDN (a)	3,000,000	3,000,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,600,000	2,600,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series BBT 08 39, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,025,000	2,025,000
(DeSmet Jesuit High School Proj.) Series 2002, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,600,000	5,600,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.: - continued
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	$ 3,400,000	$ 3,400,000
Series 2008 A2, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	10,260,000	10,260,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group, Inc. Proj.) Series 2009, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	12,800,000	12,800,000
		49,335,000
Montana - 0.7%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,205,000	10,205,000
Nebraska - 0.9%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.26% (Liquidity Facility Royal Bank of Canada), VRDN (a)	3,400,000	3,400,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.26% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	10,000,000	10,000,000
		13,400,000
Nevada - 0.3%
Clark County Fuel Tax Participating VRDN ROC II R 11836, 0.26% (Liquidity Facility Citibank NA) (a)(b)	4,500,000	4,500,000
New Hampshire - 2.4%
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.):
Series 2005 A1, 0.25%, VRDN (a)	15,000,000	15,000,000
Series 2005 A2, 0.2%, VRDN (a)	21,615,000	21,615,000
		36,615,000
New Jersey - 3.3%
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.28%, LOC Bank of America NA, VRDN (a)	8,295,000	8,295,000
New Jersey Econ. Dev. Auth. School Rev. Series 2006 R3, 0.19%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (a)	7,420,000	7,420,000
New Jersey Gen. Oblig. Participating VRDN Series Putters 3808, 0.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	13,000,000	13,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
(Single Family Hsg. Proj.) Series 2005 P, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	$ 3,800,000	$ 3,800,000
Series 2008 BB, 0.21% (Liquidity Facility TD Banknorth, NA), VRDN (a)	18,085,000	18,085,000
		50,600,000
New Mexico - 0.4%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.26% (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,800,000	5,800,000
New York - 7.9%
New York City Gen. Oblig.:
Series 2004 H1, 0.17%, LOC Bank of New York, New York, VRDN (a)	11,295,000	11,295,000
Series 2006 E2, 0.22%, LOC Bank of America NA, VRDN (a)	11,145,000	11,145,000
Series 2006 I6, 0.22%, LOC California Teachers Retirement Sys., VRDN (a)	9,315,000	9,315,000
Series 2008 J4, 0.22% (Liquidity Facility Bank of America NA), VRDN (a)	11,000,000	11,000,000
Series 2008 J8, 0.26%, LOC Landesbank Baden-Wuert, VRDN (a)	16,770,000	16,770,000
Series A10, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	7,735,000	7,735,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Bruckner by the Bridge Proj.) Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (a)	10,400,000	10,400,000
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.25%, LOC Lloyds TSB Bank PLC, VRDN (a)	2,800,000	2,800,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 F1, 0.22% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,405,000	1,405,000
Series 2008 B2, 0.17% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	1,680,000	1,680,000
Series 2011 DD-3B, 0.17% (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)	13,500,000	13,500,000
New York City Transitional Fin. Auth. Rev. Series 2003 C4, 0.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	25,000,000	25,000,000
		122,045,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - 2.3%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 H, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	$ 8,905,000	$ 8,905,000
0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	15,035,000	15,035,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	2,875,000	2,875,000
(Univ. Health Systems of Eastern Carolina) Series 2008 B1, 0.25%, LOC Branch Banking & Trust Co., VRDN (a)	1,265,000	1,265,000
Participating VRDN Series BC 10 31W, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(b)	1,875,000	1,875,000
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.21%, LOC Wells Fargo Bank NA, VRDN (a)	4,740,000	4,740,000
Wake County Gen. Oblig. Series 2003 B, 0.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	1,500,000	1,500,000
		36,195,000
Ohio - 1.0%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	8,775,000	8,775,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3551, 0.22% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,510,000	6,510,000
		15,285,000
Oregon - 2.6%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.24%, LOC Bank of Scotland PLC, VRDN (a)	38,800,000	38,800,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.32%, LOC Bank of America NA, VRDN (a)	1,850,000	1,850,000
		40,650,000
Pennsylvania - 5.3%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,000,000	6,000,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300,000	4,300,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,505,000	2,505,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.: - continued
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 3,910,000	$ 3,910,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 A, 0.23%, LOC Barclays Bank PLC, VRDN (a)	6,900,000	6,900,000
Series 2005 A, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	3,300,000	3,300,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.24%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	8,000,000	8,000,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.21% (United Parcel Svc., Inc. Guaranteed), VRDN (a)	8,000,000	8,000,000
Haverford Township School District Series 2009, 0.24%, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.23%, LOC Bank of America NA, VRDN (a)	11,400,000	11,400,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	965,000	965,000
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B3, 0.26%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,900,000	6,900,000
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	4,000,000	4,000,000
Somerset County Gen. Oblig. Series 2009 C, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,235,000	3,235,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,325,000	2,325,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,000,000	2,000,000
		81,740,000
Rhode Island - 0.8%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	12,455,000	12,455,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - 0.1%
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	$ 1,000,000	$ 1,000,000
Tennessee - 6.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 0.27%, LOC Bank of America NA, VRDN (a)	6,330,000	6,330,000
Series 2004, 0.27%, LOC Bank of America NA, VRDN (a)	16,920,000	16,920,000
Series 2005, 0.27%, LOC Bank of America NA, VRDN (a)	4,535,000	4,535,000
Series 2008, 0.27%, LOC Bank of America NA, VRDN (a)	13,405,000	13,405,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	2,000,000	2,000,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.26%, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.27%, LOC Bank of America NA, VRDN (a)	13,700,000	13,700,000
Series 2004, 0.27%, LOC Bank of America NA, VRDN (a)	15,300,000	15,300,000
Series 2006, 0.27%, LOC Bank of America NA, VRDN (a)	19,800,000	19,800,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000,000	3,000,000
		98,190,000
Texas - 4.1%
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,980,000	4,980,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	24,175,000	24,175,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	1,080,000	1,080,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2007 B, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	13,100,000	13,100,000
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) Series A1, 0.17%, VRDN (a)	3,600,000	3,600,000
(Saint Dominic Village Proj.) Series 2000, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2005, 0.25% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	$ 3,600,000	$ 3,600,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.24%, VRDN (a)	4,610,000	4,610,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.26%, LOC Bank of Scotland PLC, VRDN (a)	1,935,000	1,935,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	5,100,000	5,100,000
		63,880,000
Utah - 1.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 0.28%, LOC BNP Paribas SA, VRDN (a)	7,900,000	7,900,000
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	1,600,000	1,600,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series DCL 021, 0.3% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	9,350,000	9,350,000
		18,850,000
Virginia - 0.2%
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 B, 0.22%, LOC Branch Banking & Trust Co., VRDN (a)	2,850,000	2,850,000
Washington - 3.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series BBT 08 34, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	6,180,000	6,180,000
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.26% (Liquidity Facility Citibank NA) (a)(b)	9,815,000	9,815,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series WF 11-18C, 0.26% (Liquidity Facility Wells Fargo Bank NA) (a)(b)	4,865,000	4,865,000
Washington Gen. Oblig. Participating VRDN:
Series ROC II R 11891, 0.26% (Liquidity Facility Citibank NA) (a)(b)	7,375,000	7,375,000
Series ROC II R 11924, 0.26% (Liquidity Facility Citibank NA) (a)(b)	2,580,000	2,580,000
Washington Health Care Facilities Auth. Rev.:
(Fred Hutchinson Cancer Ctr. Proj.) Series 2009 B 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	7,680,000	7,680,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Southwest Washington Med. Ctr.) Series 2008 A, 0.25%, LOC Union Bank of California, VRDN (a)	$ 1,600,000	$ 1,600,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Emerald Heights Proj.) Series 2003, 0.25%, LOC Bank of America NA, VRDN (a)	5,800,000	5,800,000
		45,895,000
West Virginia - 1.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.25%, LOC Royal Bank of Scotland PLC, VRDN (a)	3,050,000	3,050,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.25%, LOC Bank of America NA, VRDN (a)	10,400,000	10,400,000
Series 2009 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	7,200,000	7,200,000
		20,650,000
Wisconsin - 0.9%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,400,000	4,400,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Lutheran College Proj.) 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,570,000	4,570,000
(ProHealth Care, Inc. Proj.) Series 2008 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 B, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,670,000	1,670,000
		13,640,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,548,595,000)		1,548,595,000
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,736,117
NET ASSETS - 100%		$ 1,550,331,117
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2011, the cost of investment securities for income tax purposes was $1,548,595,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2011